Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Company's share of net earnings or losses and reduced by distributions
As of September 30, 2020, the balance of the investments are shown below:

	Digital Realty	Heritage Commons X	Total
Balance as of December 31, 2019	$10,584	$444	$11,028
Net loss	(165)	—	(165)
Distributions	(8,120)	(410)	(8,530)
Contributions	8,160	—	8,160
Valuation adjustment (1)	(4,452)	—	(4,452)
Impairment	(1,907)	—	(1,907)
Clawback receivable reclass (2)	(4,100)	—	(4,100)

Balance as of September 30, 2020	$—	$34	$34

(1)
Amount represents a charge to arrive at the net realizable value as of September 30, 2020, which is included in the line item “(Loss) Gain from investment in unconsolidated entities” in the consolidated statement of operations.

(2)	Amount represents a reclass of the clawback to other assets as disclosed above.

As of December 31, 2019, the balance of the investments are shown below:

	Digital Realty Joint Venture	Heritage Common X		Total
Balance as of December 31, 2018	$27,291	$3,274		$30,565
Net (loss) income	(2,509)	4,128	(1)	1,619
Distributions	(7,055)	(6,958)		(14,013)
Other comprehensive loss	(217)	—		(217)
Impairment	(6,926)	—		(6,926)

Balance as of December 31, 2019	$10,584	$444		$11,028

(1)
Includes approximately $0.6 million in disposition and other fees owed to the Company’s former advisor. In addition, approximately $1.2 million of third party fees and taxes were incurred as part of the outside basis of the investment